Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Financial Information:
         Distributions to Shareholders                                  9
         Independent Auditors' Report                                  10
         Portfolio of Investments                                      11
         Notes to Portfolio of Investments                             23
         Statement of Assets and Liabilities                           24
         Statement of Operations                                       25
         Statements of Changes in Net Assets                           26
         Notes to Financial Statements                                 27





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

     USAA Investment Management Company
     Attn: Report Mail
     9800 Fredericksburg Road
     San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Cornerstone Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.










                      USAA Family of Funds Summary

         Fund                                                      Minimum
       Type/Name                   Volatility                     Investment
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
--------------------------------------------------------------------------------
 Aggressive Growth                Very high                           $3,000
 Emerging Markets                 Very high                           $3,000
 First Start Growth               Moderate to high                    $3,000
 Gold                             Very high                           $3,000
 Growth                           Moderate to high                    $3,000
 Growth & Income                  Moderate                            $3,000
 International                    Moderate to high                    $3,000
 S&P 500(Registered
    Trademark) Index              Moderate                            $3,000
 Science & Technology             Very high                           $3,000
 World Growth                     Moderate to high                    $3,000
--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------
 Balanced Strategy                Moderate                            $3,000
 Cornerstone Strategy             Moderate                            $3,000
 Growth and Tax Strategy          Moderate                            $3,000
 Growth Strategy                  Moderate to high                    $3,000
 Income Strategy                  Low to moderate                     $3,000
--------------------------------------------------------------------------------
INCOME - TAXABLE
--------------------------------------------------------------------------------
 GNMA                             Low to moderate                     $3,000
 Income                           Moderate                            $3,000
 Income Stock                     Moderate                            $3,000
 Short-Term Bond                  Low                                 $3,000
--------------------------------------------------------------------------------
INCOME - TAX EXEMPT
--------------------------------------------------------------------------------
 Long-Term                        Moderate                            $3,000
 Intermediate-Term                Low to moderate                     $3,000
 Short-Term                       Low                                 $3,000
 State Bond Income                Moderate                            $3,000
--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------
 Money Market                     Very low                            $3,000
 Tax Exempt Money Market          Very low                            $3,000
 Treasury Money Market Trust      Very low                            $3,000
 State Money Market               Very low                            $3,000
--------------------------------------------------------------------------------

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

When I was a second lieutenant in pilot training at Williams AFB, I read the book THIS KIND OF WAR by T. R. Fehrenbach. More than 30 years later I met Ted Fehrenbach here in San Antonio where he resides and had a chance to tell him that I think he is a brilliant man. I recall reading that LBJ declared THIS KIND OF WAR required reading for people in his administration. Ted writes a regular Sunday column for the San Antonio Express News, and he continues to delight me. Last year he wrote a piece around Columbus Day, which included this observation:

    "Spain was clearly disappointed with her admiral. While he had spent much money charting islands with mosquitoes and a miserable climate (from the Euro standpoint)...the Portuguese had reached the real India and returned with fabulous profits. Of course, Columbus had opened up to Spain a vast empire, filled with treasures of every kind, but then few investors take the long view."

As I read this passage, I thought that Ted's understanding of markets is as sharp as his grasp of history. At the beginning of 1999, there indeed seemed to be few investors with the long view. There were many people declaring the absolute superiority of the S&P 500 and growth stocks, especially tech stocks, while proclaiming that strategies such as value investing and asset allocation were no longer relevant.

The S&P 500 and its index funds have had a wondrous four years, but here we are five-and-a-half months into 1999, and what a difference we're seeing: The Dow Jones Industrial Average is up more than twice as much as the S&P 500 so far this year.

The S&P 500 Index is heavily influenced by companies like America Online, Cisco Systems, Intel, IBM, Lucent, MCI, and Microsoft. The Dow also includes IBM, but its impetus is coming from companies such as J.P. Morgan, Alcoa, Caterpillar, Disney, General Motors, and Union Carbide. The upshot of this is that you can afford to take the long view. Value investing or asset allocation are just different from a growth philosophy. My view, throughout the last 27 years, is that these methods go through cycles of in-favor and out-of-favor. But they do cycle. And just about the time you begin to read that one of them is no longer viable, you can bet the market will change. A good discipline practiced well will give you a very good chance of prospering in the long run.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board



The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue chip stocks.

Past performance is no guarantee of future results.






Investment Review

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE:  Achieve  a  positive,   inflation-adjusted  rate  of  return  and  a
reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

--------------------------------------------------------------------------------
                                            5/31/99              5/31/98
--------------------------------------------------------------------------------
  Net Assets                           $1,257.8 Million     $1,500.3 Million
  Net Asset Value Per Share                 $27.29               $29.89
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/99
--------------------------------------------------------------------------------
           1 Year                    5 Years                  10 Years
           -0.74%                    11.25%                    10.32%
--------------------------------------------------------------------------------

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





                     CUMULATIVE PERFORMANCE COMPARISON
                     ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund, the S&P 500 Index, and the Lipper Global Flexible Portfolio Funds Average for the period of 5/31/89 through 5/31/99. The data points from the graph are as follows:

            USAA Cornerstone      S&P 500          Lipper
              Strategy Fund        Index          Average
              -------------       -------         -------

05/31/89       $10,000            $10,000        $10,000
11/30/89        11,196             10,970         10,718
05/31/90        10,925             11,658         10,863
11/30/90        10,063             10,589         10,403
05/31/91        11,230             13,029         11,688
11/30/91        11,292             12,738         11,878
05/31/92        12,257             14,310         12,741
11/30/92        12,446             15,087         13,021
05/31/93        14,489             15,969         14,421
11/30/93        15,124             16,608         15,092
05/31/94        15,667             16,647         15,307
11/30/94        15,278             16,781         14,992
05/31/95        16,673             20,003         16,310
11/30/95        17,867             22,978         17,456
05/31/96        19,639             25,686         18,749
11/30/96        21,444             29,377         20,000
05/31/97        22,966             33,248         21,010
11/30/97        24,995             37,750         22,048
05/31/98        26,904             43,440         23,513
11/30/98        25,407             46,691         22,804
05/31/99        26,703             52,576         24,312

Data from 5/31/89 through 5/31/99


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the S&P 500 Index and the Lipper Global Flexible Portfolio Funds Average, an average performance level of all global flexible portfolio funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.






Message from the Managers

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS APPEARS HERE: W. TRAVIS SELMIER, II, CFA (INTERNATIONAL STOCKS); DAVID G. PEEBLES, CFA (INTERNATIONAL STOCKS); ALBERT C. SEBASTIAN, CFA (INTERNATIONAL STOCKS); R. DAVID ULLOM, CFA (ALLOCATION MANAGER, BASIC VALUE STOCKS); MARK W. JOHNSON, CFA (GOLD AND REAL ESTATE SECURITIES); AND JOHN W. SAUNDERS, JR., CFA (U.S. GOVERNMENT SECURITIES).]

As outlined in a recent letter, the Cornerstone Strategy Fund is currently altering its asset allocation. The modification will be made primarily due to the changing behavior of certain asset classes. In response to this changing behavior, we will reduce the Fund's allocation in Real Estate Securities and U.S. Government Securities, while increasing the allocation to U.S. Stocks. Also, we will change the Basic Value Stocks category to U.S. Stocks to enable the Fund to better diversify its holdings within the domestic market. These changes should allow us to better respond to changes in the market.

BASIC VALUE CATEGORY

Over the last fiscal year, the Basic Value Stocks sector of the Cornerstone Strategy Fund has not kept pace with the major market averages. This sector had an above-average market weighting in such areas as capital goods (aerospace/defense, machinery, and manufacturing) and basic materials (aluminum and chemicals), both of which did not appreciate in line with the S&P 500. The poor performance by these two sectors was the result of investor concerns with the economic conditions of Southeast Asia and Brazil. Also, the sector has had a lower-than-average market weighting in technology and consumer staples. Stocks in these two groups generally performed well throughout the last year.

Performance in this sector has improved since April, largely as a result of signs of improvement in the economic condition of Southeast Asia. Also, the rise in crude oil prices in April has helped the performance of the Fund's energy holdings.

As previously communicated, a decision was made to alter our strategy in the Basic Value Stocks sector of the Cornerstone Strategy Fund. This change fundamentally involves broadening the diversification of this sector to include not only basic value stocks, but also selected growth stocks we feel can enhance the performance of the sector.

INTERNATIONAL CATEGORY

Europe - Most European equity markets rebounded from last year's declines. However, despite the introduction of the Euro, returns were negatively impacted in 1999 by weak European currencies. Central banks in Europe cut interest rates as economic growth forecasts were revised downward, primarily because of weakness in the German and Italian economies. After last year's sell-off, cyclical and resource stocks rebounded based on stronger global economic forecasts and higher energy prices. In general, the larger European equity market (for example, United Kingdom) outperformed the smaller ones (for example, Portugal, Belgium) throughout the period.

Canada and Australia - Although we have preferred Canadian to Australian equities, both markets have rebounded from last year's declines. Our positions in Canada benefited from higher energy prices, a swing back to cyclical stocks, and a stronger Canadian dollar. These same factors negatively impacted the performance of the Fund in the second half of 1998.

Emerging Markets - Emerging markets went through a rough summer, but have since recovered. Asian equities' strong recovery has been driven by good export growth, signs of reflation in many economies, and capital flows into the stock market and into acquisitions of Asian companies. Although Russia's economic and political problems and the conflict in Kosovo will influence Central European and many Mediterranean markets, these markets look more to the European Community for their political and economic cues, with Greece the best performer in the region. Israel's and South Africa's economic recovery, export strength, and improving political prospects have validated our overweight position in those markets. With the exception of a strong Mexican market, our lower weighting in Latin markets over the last six months was validated by Brazil's forced devaluation of its currency, the Real, in January.

Japan - Since the election last summer, the Japanese political situation has solidified, more progress has been seen on Japan's banking crisis, and a raft of corporate restructuring announcements has pushed the market up over the last eight months. While constructive, we will need to see follow-through on the corporate restructuring coupled with stimulatory economic policy to push the market higher. Our technology, telecommunications, and financial holdings helped us outperform the market throughout the period.

U.S. GOVERNMENT CATEGORY

Following the highly volatile period from August to November last year, the bond market stabilized through January 1999. Interest rates then moved upward depressing bond prices again.

Economic strength in the first quarter of 1999, which is the fourth year in a row for first quarter strength, renewed inflation fears and the specter of higher interest rates. Although the Federal Reserve has not acted to raise interest rates, it has indicated a bias toward doing so. Yields on the 30-year current Treasury bond have moved from 5.06% on November 30, 1998, to 5.82% on May 31, 1999, the end of this reporting period. With yields on the long Treasury bond now above 6%, this rise in interest rates may be near an end. We would expect lower rates by year end.

Investments in this portfolio segment on May 31, 1999, were 10% short-term U.S. Government Agency securities, 49% GNMA mortgage pass-through securities, and 41%
U. S. Treasury bonds.

REAL ESTATE CATEGORY

Total return for the fiscal year ended May 31, 1999, for Real Estate Investment Trusts (REITs), as measured by the National Association of Real Estate Investment Trusts (NAREIT) equity index, was -7.68%. This compares poorly to the S&P 500 Index return of 19.34%. REIT prices began declining in May 1998, initially because of recession and new construction fears and later as the result of a capital crunch, which raised the cost of capital and reduced capital availability. Prices bottomed out in October 1998. Except for some brief unsustained rallies, prices remained in the doldrums through March 1999. By then it became apparent that the conditions which had caused the original sell-off were no longer relevant and prices for many companies had fallen below liquidation value. After several privatization announcements and the emergence of a few high-profile investors in the real estate market, including Warren Buffett, REIT prices rallied and ended the fiscal year on a strong note.

Compared to the NAREIT equity index, the Fund is overweighted in office and industrial properties and full-service hotels. It is underweighted in apartments and retail. We have built a significant exposure to special situations within the real estate industry through the purchase of stocks focusing on ski resorts, golf courses, megaplex movie theaters, prisons, restaurants, and laboratories.

GOLD CATEGORY

Gold prices fell 8.5% from $293.60 to $268.60 during the fiscal year ended May 31, 1999. The common stocks of gold mining companies did even worse. The Fund had no exposure to gold stocks during this period.






                             ASSET ALLOCATION
                             ----------------

A pie chart is shown here depicting the Asset Allocation as of May 31, 1999 of the USAA Cornerstone Strategy Fund to be:

International Securities - 26.8%*; Basic Value Stocks - 25.9%*; Real Estate Stocks - 22.5%*; and U.S. Government Securities - 22.0%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.





                      ---------------------------------------
                                 TOP 10 INDUSTRIES
                                 (% OF NET ASSETS)
                      ---------------------------------------
                      Real Estate Investment Trusts      20.7
                      Telephones                          4.6
                      Banks - Major Regional              4.4
                      Oil - International Integrated      2.7
                      Drugs                               2.6
                      Health Care - Diversified           2.1
                      Insurance - Multi-Line Companies    1.6
                      Auto Parts                          1.5
                      Machinery - Diversified             1.5
                      Railroads/Shipping                  1.4
                      ---------------------------------------



                       -------------------------------------
                           TOP 3 HOLDINGS IN EACH SECTOR
                                  (% OF NET ASSETS)
                       -------------------------------------
                       International
                       -------------
                       Elf Aquitaine ADR                 0.6
                       Nokia ADR                         0.6
                       Novartis AG                       0.5

                       Real Estate
                       -----------
                       Liberty Property Trust            1.0
                       Prentiss Properties Trust         0.9
                       Simon Property Group, Inc.        0.9

                       U.S. Government
                       ---------------
                       U.S. Treasury Bond @ 7.88%        9.1
                       GNMA @ 6.50%                      4.5
                       GNMA @ 6.00%                      3.4

                       Basic Value
                       -----------
                       Bristol-Myers Squibb              1.1
                       Sprint Corp.                      1.0
                       American Home Products            1.0
                       -------------------------------------


Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign securities.

See page 11 for a complete listing of the Portfolio of Investments.






Distributions to Shareholders

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 1999. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2000.


                     Ordinary income *              $  .95
                     Long-term capital gains          1.39
                                                    ------
                     Total                          $ 2.34
                                                    ======


16.1% of ordinary income distributions qualify for deduction by corporations.


* Includes distribution of short-term capital gains, if any, which are taxable as ordinary income.








Independent Auditors' Report

KPMG

The Shareholders and Board of Trustees

USAA INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the USAA Cornerstone Strategy Fund, a series of the USAA Investment Trust, as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 9 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Cornerstone Strategy Fund as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                             KPMG LLP

San Antonio, Texas
July 2, 1999








USAA CORNERSTONE STRATEGY FUND
PORTFOLIO OF INVESTMENTS

May 31, 1999


                                                                        Market
   Number                                                               Value
 of Shares                    Security                                  (000)
--------------------------------------------------------------------------------

                        INTERNATIONAL SECURITIES (26.8%)
                          INTERNATIONAL STOCKS (26.7%)
              Argentina (0.1%)
   27,698     IRSA Inversiones y Representaciones S.A. GDR            $      800
--------------------------------------------------------------------------------
              Australia (0.1%)
  237,750     Cable & Wireless Optus Ltd. *                                  455
  111,000     CSL Ltd.                                                       927
--------------------------------------------------------------------------------
                                                                           1,382
--------------------------------------------------------------------------------
              Austria (0.7%)
   15,300     Bank Austria AG                                                783
   46,200     Boehler Uddeholm AG                                          2,256
   68,300     VA Flughafen Wien AG                                         2,900
   29,400     VA Technologie AG                                            2,467
--------------------------------------------------------------------------------
                                                                           8,406
--------------------------------------------------------------------------------
              Brazil (0.2%)
   41,400     Companhia Brasileira de Distribuicao Grupo Pao
                de Acucar ADR                                                750
   63,000     Panamerican Beverages, Inc. "A"                              1,461
5,600,000     Petroleo Brasileiro S.A. (Preferred)                           792
--------------------------------------------------------------------------------
                                                                           3,003
--------------------------------------------------------------------------------
              Canada (2.0%)
  272,300     Anderson Exploration Ltd. *                                  3,300
   55,000     Canadian Imperial Bank of Commerce                           1,344
   89,500     Canadian National Railway Co.                                5,728
  229,800     Canadian Occidental Petroleum Ltd.                           3,074
  172,600     National Bank of Canada                                      2,572
   51,000     Nortel Networks Corp.                                        3,825
  107,900     Suncor Energy, Inc.                                          4,073
   32,200     Toronto-Dominion Bank                                        1,701
--------------------------------------------------------------------------------
                                                                          25,617
--------------------------------------------------------------------------------
              Chile (0.1%)
    1,434     Sociedad Quimica y Minera de Chile S.A. ADR "A"                 50
   24,800     Sociedad Quimica y Minera de Chile S.A. ADR "B"                865
--------------------------------------------------------------------------------
                                                                             915
--------------------------------------------------------------------------------
              China (0.2%)
1,110,000     Cosco Pacific Ltd.                                             655
  831,000     New World Infrastructure Ltd. *                              1,334
--------------------------------------------------------------------------------
                                                                           1,989
--------------------------------------------------------------------------------
              Denmark (0.9%)
   30,200     ISS International Service System A/S "B" *                   1,517
  153,200     SAS Danmark A/S                                              1,752
   41,000     Tele Danmark A/S "B"                                         4,187
   62,300     Unidanmark A/S                                               4,370
--------------------------------------------------------------------------------
                                                                          11,826
--------------------------------------------------------------------------------
              Egypt (0.1%)
   39,300     Suez Cement Co. S.A.E. GDR                                     584
--------------------------------------------------------------------------------
              Finland (1.4%)
  913,900     Merita plc "A"                                               5,412
  100,400     Nokia Corp. ADR                                              7,128
  110,000     Raisio Group plc                                             1,203
  133,900     Rauma OYJ                                                    1,480
   65,300     Sampo Insurance Co. "A"                                      1,974
--------------------------------------------------------------------------------
                                                                          17,197
--------------------------------------------------------------------------------
              France (2.4%)
   12,600     Accor S.A.                                                   3,089
   54,817     CNP Assurances                                               1,377
   80,800     Coflexip ADR                                                 3,313
  100,700     Elf Aquitaine ADR                                            7,150
   34,000     Eramet Group                                                 1,330
    8,300     Essilor International                                        2,907
   18,970     ISIS S.A.                                                    1,256
   36,900     Louis Dreyfus Citrus                                           769
   62,200     Renault S.A.                                                 2,415
   50,000     Rhone Poulenc S.A.                                           2,372
   55,839     SEITA                                                        3,385
   30,400     Valeo S.A.                                                   2,481
--------------------------------------------------------------------------------
                                                                          31,844
--------------------------------------------------------------------------------
              Germany (1.1%)
   86,800     Continental AG                                               2,009
   90,000     Hoechst AG                                                   4,006
   75,400     Merck KGaA                                                   2,590
   95,000     Veba AG                                                      5,417
--------------------------------------------------------------------------------
                                                                          14,022
--------------------------------------------------------------------------------
              Greece (0.2%)
   79,400     Hellenic Telecommunications Organization S.A. (OTE)          1,719
   62,655     National Bank of Greece S.A. GDR *                             868
--------------------------------------------------------------------------------
                                                                           2,587
--------------------------------------------------------------------------------
              Hong Kong (0.1%)
   44,000     Asia Satellite Telecommunications Holdings Ltd. ADR            907
--------------------------------------------------------------------------------
              Hungary (0.2%)
   30,100     Magyar Tavkozlesi RT. (MATAV) ADR                              843
   72,900     Mol Magyar Olaj-Es Gazipari GDR                              1,768
--------------------------------------------------------------------------------
                                                                           2,611
--------------------------------------------------------------------------------
              India (0.1%)
   54,400     Hindalco Industries Ltd. GDR                                   775
   63,300     Videsh Sanchar Nigam Ltd. GDR                                  720
--------------------------------------------------------------------------------
                                                                           1,495
--------------------------------------------------------------------------------
              Israel (0.1%)
  260,218     Bank Hapoalim Ltd.                                             659
   46,800     Blue Square - Israel Ltd. ADR                                  714
--------------------------------------------------------------------------------
                                                                           1,373
--------------------------------------------------------------------------------
              Italy (1.4%)
   60,200     ENI S.p.A. ADR                                               3,789
  227,000     Erg S.p.A.                                                     684
   43,500     Gucci Group N.V.                                             2,876
  708,000     Italgas S.p.A.                                               3,034
  170,000     Telecom Italia S.p.A. Ordinary                               1,751
  886,000     Telecom Italia S.p.A. Savings                                4,812
--------------------------------------------------------------------------------
                                                                          16,946
--------------------------------------------------------------------------------
              Japan (2.4%)
   70,000     Bridgestone Corp.                                            1,836
   95,000     Daibiru Corp.                                                  747
  130,000     Fujitsu Ltd.                                                 2,173
   38,000     Ito-Yokado Co. Ltd.                                          2,267
  270,000     Nikko Securities Co. Ltd.                                    1,180
1,293,000     Nippon Steel Corp.                                           2,717
      230     Nippon Telegraph & Telephone Corp. (NTT)                     2,245
       18     NTT Mobile Communication Network, Inc.                         984
   55,000     Ono Pharmaceutical Co. Ltd.                                  1,979
  165,000     Sankyo Co. Ltd.                                              3,884
  399,000     Sharp Corp.                                                  4,430
   18,000     Sony Corp.                                                   1,692
  190,000     Sumitomo Electric Industries, Ltd.                           2,128
  340,000     Toshiba Corp.                                                2,101
--------------------------------------------------------------------------------
                                                                          30,363
--------------------------------------------------------------------------------
              Korea (0.2%)
   20,470     Dongwon Securities Co.                                         443
   32,661     Korea Telecom Corp. ADR *                                    1,039
   17,000     Samsung Electronics Co. Ltd.                                 1,182
    1,391     Samsung Electronics Co. Ltd. Rights *                           15
--------------------------------------------------------------------------------
                                                                           2,679
--------------------------------------------------------------------------------
              Malaysia (0.2%)
  537,400     Genting Bhd  (a)                                             1,527
  786,000     Malaysia International Shipping Corp. Bhd  (a)               1,101
--------------------------------------------------------------------------------
                                                                           2,628
--------------------------------------------------------------------------------
              Mexico (0.2%)
   54,437     Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADR       1,218
  117,400     Tubos de Acero de Mexico, S.A. ADR                           1,086
--------------------------------------------------------------------------------
                                                                           2,304
--------------------------------------------------------------------------------
              Netherlands (2.7%)
  135,600     Akzo Nobel N.V.                                              5,626
   82,900     Benckiser N.V. "B"                                           4,477
   33,000     EVC International N.V.                                         241
   62,600     Fortis NL N.V.                                               2,033
   96,580     ING Group N.V.                                               5,160
   97,500     Koninklijke KPN N.V.                                         4,706
  113,400     Koninklijke Pakhoed N.V. (Certificates)                      2,612
   50,400     Koninklijke Philips Electronics N.V.                         4,334
   85,200     Oce-van der Grinten N.V.                                     2,345
   78,500     VNU N.V.                                                     3,331
--------------------------------------------------------------------------------
                                                                          34,865
--------------------------------------------------------------------------------
              Norway (0.8%)
1,056,000     Christiania Bank og Kreditkasse                              4,262
  118,600     Schibsted ASA                                                1,365
  439,300     Storebrand ASA *                                             2,946
  297,000     Tandberg Data ASA *                                          1,503
--------------------------------------------------------------------------------
                                                                          10,076
--------------------------------------------------------------------------------
              Philippines (0.1%)
4,000,000     SM Prime Holdings, Inc.                                        872
--------------------------------------------------------------------------------
              Poland (0.1%)
  114,200     Elektrim S.A.                                                1,333
--------------------------------------------------------------------------------
              Portugal (0.7%)
  158,100     Banco Pinto & Sotto Mayor S.A.                               3,132
   43,900     Brisa-Auto Estradas de Portugal S.A.                         1,986
   81,600     Portugal Telecom S.A. ADR                                    3,692
--------------------------------------------------------------------------------
                                                                           8,810
--------------------------------------------------------------------------------
              Russia (0.1%)
   10,000     LUKoil ADR                                                     365
--------------------------------------------------------------------------------
              Singapore (0.1%)
  206,000     Overseas Union Bank Ltd.                                     1,058
--------------------------------------------------------------------------------
              South Africa (0.2%)
  888,400     Sanlam Ltd. *                                                  855
   60,876     South African Breweries plc                                    489
  270,000     Standard Bank Investment Corp. Ltd.                            830
--------------------------------------------------------------------------------
                                                                           2,174
--------------------------------------------------------------------------------
              Spain (0.7%)
  163,200     Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.  3,656
   39,221     Telefonica de Espana S.A. ADR *                              5,658
--------------------------------------------------------------------------------
                                                                           9,314
--------------------------------------------------------------------------------
              Sweden (0.9%)
  137,600     Autoliv, Inc. GDR                                            4,361
   73,600     Skandinaviska Enskilda Banken "A"                              890
1,033,000     Swedish Match AB                                             3,761
   82,000     Volvo AB                                                     2,079
--------------------------------------------------------------------------------
                                                                          11,091
--------------------------------------------------------------------------------
              Switzerland (1.3%)
    4,090     Novartis AG                                                  5,931
    8,600     Selecta Group AG                                             3,404
    3,538     Sulzer AG P.C. *                                             2,067
    8,780     Swisscom AG                                                  3,160
   22,833     Tag Heuer International S.A.                                 2,114
--------------------------------------------------------------------------------
                                                                          16,676
--------------------------------------------------------------------------------
              Taiwan (0.2%)
2,367,750     China Steel Corp.                                            1,622
  394,200     Compal Electronics, Inc.                                     1,055
--------------------------------------------------------------------------------
                                                                           2,677
--------------------------------------------------------------------------------
              Turkey (0.1%)
13,011,558    Yapi Ve Kredi Bankasi A.S.                                     166
19,209,246    Yapi Ve Kredi Bankasi A.S. Receipts *, (a)                     245
--------------------------------------------------------------------------------
                                                                             411
--------------------------------------------------------------------------------
              United Kingdom (4.3%)
   56,600     AstraZeneca Group plc                                        2,250
  273,000     Bank of Scotland                                             3,793
1,111,200     Billiton plc                                                 3,472
   83,800     BOC Group plc                                                1,433
  159,200     British Telecommunications plc                               2,638
  179,000     Cable & Wireless plc                                         2,203
  400,000     Cadbury Schweppes                                            2,719
  236,200     CGU plc                                                      3,452
1,645,000     Cookson Group plc                                            4,764
  910,000     Corporate Services Group plc                                 1,086
   36,400     Glaxo Wellcome plc ADR                                       2,048
  206,000     Laporte plc                                                  2,426
1,032,000     Medeva plc                                                   1,802
  240,000     National Westminster Bank plc                                5,445
   62,300     Powergen plc                                                   675
  282,866     Reuters Group plc                                            3,889
  636,000     Safeway plc                                                  2,639
1,025,500     Tomkins plc                                                  3,685
  586,197     WPP Group plc                                                4,743
--------------------------------------------------------------------------------
                                                                          55,162
--------------------------------------------------------------------------------
              Total international stocks (cost: $266,640)                336,362
--------------------------------------------------------------------------------





  Principal
   Amount
    (000)
-------------

                      INTERNATIONAL BOND (0.1%)
              Japan
  $   600     MBL International Finance (Bermuda) Trust,
               Convertible Notes, 3.00%, 11/30/2002 (cost: $600)             666
--------------------------------------------------------------------------------
              Total international securities (cost: $267,240)            337,028
--------------------------------------------------------------------------------


 Number
of Shares
----------

                    REAL ESTATE SECURITIES (22.5%)
              Leisure Time (0.7%)
  425,000     Vail Resorts Inc. *                                          8,765
--------------------------------------------------------------------------------
              Lodging/Hotel (1.1%)
  425,000     Starwood Hotels & Resorts Worldwide, Inc.                   13,919
--------------------------------------------------------------------------------
              Real Estate Investment Trusts (20.7%)
  325,000     Alexandria Real Estate Equities, Inc.                       10,278
  325,000     Avalon Bay Communities, Inc.                                11,497
  325,000     Boston Properties, Inc.                                     11,680
  375,000     Brandywine Realty Trust                                      7,289
  300,000     Chelsea GCA Realty, Inc.                                    11,381
  350,000     Correctional Properties Trust                                5,031
  550,000     Entertainment Properties Trust                              10,347
  300,000     Felcor Lodging Trust, Inc.                                   6,806
  425,000     First Industrial Realty Trust, Inc.                         11,502
  400,000     Franchise Finance Corp. of America                           9,850
  300,000     Gables Residential Trust                                     7,200
  375,000     Golf Trust of America, Inc.                                  9,141
  400,000     Highwoods Properties, Inc.                                  10,525
  875,000     Host Marriott Corp.                                         10,938
  500,000     Liberty Property Trust                                      12,062
  350,000     Mack California Realty Corp.                                11,331
  525,000     Mills Corp.                                                 11,583
  350,000     Pan Pacific Retail Properties, Inc.                          6,956
  350,000     Philips International Realty Corp.                           5,622
  275,000     Post Properties, Inc.                                       11,516
  500,000     Prentiss Properties Trust                                   11,812
  208,800     Prime Group Realty Trust                                     3,367
  112,667     Reckson Associates Realty Corp.                              3,112
  400,000     Shurgard Storage Centers, Inc.                              10,875
  400,000     Simon Property Group, Inc.                                  11,700
  225,000     Storage USA, Inc.                                            7,509
  225,000     Sun Communities, Inc.                                        8,227
  350,000     Weeks Corp.                                                 10,938
--------------------------------------------------------------------------------
                                                                         260,075
--------------------------------------------------------------------------------
              Total real estate securities (cost: $263,481)              282,759
--------------------------------------------------------------------------------

                           BASIC VALUE STOCKS (25.9%)
              Aerospace/Defense (0.8%)
  239,660     Boeing Co.                                                  10,126
--------------------------------------------------------------------------------
              Aluminum (0.5%)
  105,000     Alcoa, Inc.                                                  5,775
--------------------------------------------------------------------------------
              Automobiles (0.5%)
  100,000     Ford Motor Co.                                               5,706
--------------------------------------------------------------------------------
              Auto Parts (0.3%)
  176,700     Meritor Automotive, Inc.                                     4,307
--------------------------------------------------------------------------------
              Banks - Major Regional (1.8%)
  230,000     Fleet Financial Group, Inc.                                  9,459
  125,000     PNC Bank Corp.                                               7,156
  150,000     SouthTrust Corp.                                             5,841
--------------------------------------------------------------------------------
                                                                          22,456
--------------------------------------------------------------------------------
              Banks - Money Center (0.8%)
  136,000     Chase Manhattan Corp.                                        9,860
--------------------------------------------------------------------------------
              Beverages - Nonalcoholic (0.4%)
   45,000     Coca-Cola Co.                                                3,074
   96,800     Pepsi Bottling Group, Inc.                                   2,245
--------------------------------------------------------------------------------
                                                                           5,319
--------------------------------------------------------------------------------
              Chemicals (0.3%)
   26,100     Lyondell Petrochemical Co.                                     498
  125,000     Millennium Chemicals, Inc.                                   3,117
--------------------------------------------------------------------------------
                                                                           3,615
--------------------------------------------------------------------------------
              Chemicals - Diversified (0.9%)
  275,000     B.F. Goodrich Co.                                           11,138
   20,000     Monsanto Co.                                                   830
--------------------------------------------------------------------------------
                                                                          11,968
--------------------------------------------------------------------------------
              Chemicals - Specialty (0.1%)
   36,300     Arch Chemicals, Inc.                                           837
   72,600     Olin Corp.                                                     962
--------------------------------------------------------------------------------
                                                                           1,799
--------------------------------------------------------------------------------
              Computer - Hardware (0.5%)
   70,000     Hewlett-Packard Co.                                          6,602
--------------------------------------------------------------------------------
              Computer Software & Service (0.4%)
   30,000     Microsoft Corp. *                                            2,421
  100,050     Oracle Corp. *                                               2,482
--------------------------------------------------------------------------------
                                                                           4,903
--------------------------------------------------------------------------------
              Containers - Metals & Glass (0.4%)
   95,000     Ball Corp.                                                   4,625
--------------------------------------------------------------------------------
              Drugs (0.7%)
  160,000     Pharmacia & Upjohn, Inc.                                     8,870
--------------------------------------------------------------------------------
              Electric Utilities (0.2%)
   90,000     Reliant Energy, Inc.                                         2,745
--------------------------------------------------------------------------------
              Electrical Equipment (0.4%)
   95,000     Rockwell International Corp.                                 5,243
--------------------------------------------------------------------------------
              Electronics - Semiconductors (0.8%)
  190,000     Intel Corp.                                                 10,272
--------------------------------------------------------------------------------
              Entertainment (0.3%)
  115,000     Walt Disney Co.                                              3,349
--------------------------------------------------------------------------------
              Equipment - Semiconductors (0.4%)
   90,000     Applied Materials, Inc. *                                    4,950
--------------------------------------------------------------------------------
              Finance - Consumer (0.3%)
   84,816     Associates First Capital Corp. "A"                           3,477
--------------------------------------------------------------------------------
              Finance - Diversified (0.1%)
   25,000     PMI Group, Inc.                                              1,463
--------------------------------------------------------------------------------
              Foods (0.6%)
   75,000     Nabisco Holdings Corp.                                       3,141
  160,000     Ralston Purina Group                                         4,360
--------------------------------------------------------------------------------
                                                                           7,501
--------------------------------------------------------------------------------
              Health Care - Diversified (2.1%)
  215,000     American Home Products Corp.                                12,389
  200,000     Bristol-Myers Squibb Co.                                    13,725
--------------------------------------------------------------------------------
                                                                          26,114
--------------------------------------------------------------------------------
              Household Products (0.4%)
   30,000     Kimberly-Clark Corp.                                         1,761
   40,000     Procter & Gamble Co.                                         3,735
--------------------------------------------------------------------------------
                                                                           5,496
--------------------------------------------------------------------------------
              Insurance - Life/Health (0.3%)
   27,900     Aetna, Inc.                                                  2,534
   47,000     Stancorp Financial Group, Inc. *                             1,172
--------------------------------------------------------------------------------
                                                                           3,706
--------------------------------------------------------------------------------
              Insurance - Multi-Line Companies (0.5%)
   15,000     American International Group, Inc.                           1,715
   48,000     CIGNA Corp.                                                  4,476
--------------------------------------------------------------------------------
                                                                           6,191
--------------------------------------------------------------------------------
              Insurance - Property/Casualty (0.4%)
  130,000     Allstate Corp.                                               4,737
--------------------------------------------------------------------------------
              Leisure Time (0.5%)
  260,000     Brunswick Corp.                                              6,240
--------------------------------------------------------------------------------
              Machinery - Diversified (1.3%)
  100,000     Caterpillar, Inc.                                            5,487
  300,000     Deere & Co.                                                 11,419
--------------------------------------------------------------------------------
                                                                          16,906
--------------------------------------------------------------------------------
              Manufacturing - Diversified Industries (0.1%)
   15,000     Eaton Corp.                                                  1,308
--------------------------------------------------------------------------------
              Manufacturing - Specialized (0.5%)
  100,000     Avery Dennison Corp.                                         5,988
--------------------------------------------------------------------------------
              Medical Products & Supplies (0.9%)
  150,000     Bausch & Lomb, Inc.                                         11,456
--------------------------------------------------------------------------------
              Natural Gas Utilities (0.4%)
  120,000     NICOR, Inc.                                                  4,515
--------------------------------------------------------------------------------
              Oil - International Integrated (1.6%)
   70,000     Chevron Corp.                                                6,488
   60,000     Mobil Corp.                                                  6,075
  110,000     Texaco, Inc.                                                 7,205
--------------------------------------------------------------------------------
                                                                          19,768
--------------------------------------------------------------------------------
              Oil & Gas - Drilling/Equipment (0.2%)
  100,000     Helmerich & Payne, Inc.                                      2,331
--------------------------------------------------------------------------------
              Photography - Imaging (0.3%)
   70,000     Xerox Corp.                                                  3,933
--------------------------------------------------------------------------------
              Railroads/Shipping (0.7%)
  255,000     Norfolk Southern Corp.                                       8,351
--------------------------------------------------------------------------------
              Retail - Department Stores (0.7%)
   85,000     J.C. Penney Company, Inc.                                    4,393
  105,000     May Department Stores Co.                                    4,548
--------------------------------------------------------------------------------
                                                                           8,941
--------------------------------------------------------------------------------
              Retail - General Merchandising (0.3%)
   90,000     Sears, Roebuck & Co.                                         4,303
--------------------------------------------------------------------------------
              Services - Commercial & Consumer (0.1%)
   70,000     Service Corp. International                                  1,343
--------------------------------------------------------------------------------
              Services - Data Processing (0.3%)
   90,000     First Data Corp.                                             4,044
--------------------------------------------------------------------------------
              Telecommunications - Cellular/Wireless (0.1%)
   30,000     Sprint PCS                                                   1,350
--------------------------------------------------------------------------------
              Telecommunications - Long Distance (1.0%)
  110,900     Sprint Corp.                                                12,504
--------------------------------------------------------------------------------
              Telephones (1.7%)
  120,000     Bell Atlantic Corp.                                          6,570
  120,000     GTE Corp.                                                    7,567
  136,000     SBC Communications Corp.                                     6,953
--------------------------------------------------------------------------------
                                                                          21,090
--------------------------------------------------------------------------------
              Total basic value stocks (cost: $190,071)                  325,546
--------------------------------------------------------------------------------



  Principal
   Amount
   (000)
------------

                     U.S. GOVERNMENT & AGENCY ISSUES (22.0%)
              Government National Mortgage Assoc. (11.9%)
 $ 44,733     6.00%, 4/15/2028 - 9/15/2028                                42,474
   57,735     6.50%, 5/15/2023 - 3/15/2026                                56,650
   41,382     7.00%, 8/15/2023 - 5/15/2026                                41,568
    1,751     7.50%, 3/15/2017                                             1,804
    1,627     8.00%, 6/15/2016 - 3/15/2017                                 1,712
    2,152     8.50%, 9/15/2009 - 2/15/2017                                 2,293
      162     9.00%, 6/15/2016 - 10/15/2016                                  175
    2,186     9.50%, 6/15/2009 - 8/15/2017                                 2,368
      440     10.00%, 11/15/2009 - 4/15/2016                                 483
       33     11.50%, 3/15/2013                                               38
--------------------------------------------------------------------------------
                                                                         149,565
--------------------------------------------------------------------------------
              U.S. Treasury (10.1%)
   10,943     U.S. Treasury Bonds, 7.88%, 2/15/2021                       13,193
  126,000     U.S. Treasury Bonds, 5.25%, 11/15/2028                     113,951
--------------------------------------------------------------------------------
                                                                         127,144
--------------------------------------------------------------------------------
              Total U.S. government & agency issues (cost: $285,142)     276,709
--------------------------------------------------------------------------------

                         MONEY MARKET INSTRUMENT (2.4%)
   30,951     Federal Home Loan Mortgage Corp., 4.72%,
                6/01/1999 (cost: $30,939)                                 30,939
--------------------------------------------------------------------------------
              Total investments (cost: $1,036,873)                    $1,252,981
================================================================================









                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------
            U.S. Government & Agency Issues                     24.4%
            Real Estate Investment Trusts                       20.7
            Telephones                                           4.6
            Banks - Major Regional                               4.4
            Oil - International Integrated                       2.7
            Drugs                                                2.6
            Health Care - Diversified                            2.1
            Insurance - Multi-Line Companies                     1.6
            Auto Parts                                           1.5
            Machinery - Diversified                              1.5
            Railroads/Shipping                                   1.4
            Lodging/Hotel                                        1.4
            Leisure Time                                         1.3
            Banks - Money Center                                 1.3
            Electronics - Semiconductors                         1.3
            Telecommunications - Long Distance                   1.2
            Medical Products & Supplies                          1.1
            Chemicals - Diversified                              1.1
            Other                                               23.4
                                                                ----
            Total                                               99.6%
                                                                ====






USAA CORNERSTONE STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 1999


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At May 31, 1999, these securities represented .23% of the Fund's net assets.

* Non-income producing security.



See accompanying notes to financial statements.








USAA CORNERSTONE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 1999


ASSETS

   Investments in securities, at market value
     (identified cost of $1,036,873)                                $ 1,252,981
   Cash                                                                      43
   Cash denominated in foreign currencies
     (identified cost of $1,134)                                          1,128
   Receivables:
      Capital shares sold                                                   208
      Dividends and interest                                              3,683
      Securities sold                                                     3,190
   Unrealized appreciation on foreign currency contracts held,
      at value                                                                2
                                                                    ------------
         Total assets                                                 1,261,235

LIABILITIES

   Securities purchased                                                   1,434
   Unrealized depreciation on foreign currency contracts held,
      at value                                                                4
   Capital shares redeemed                                                  954
   USAA Investment Management Company                                       821
   USAA Transfer Agency Company                                             157
   Accounts payable and accrued expenses                                     48
                                                                    ------------
         Total liabilities                                                3,418
                                                                    ------------
            Net assets applicable to capital shares outstanding     $ 1,257,817
                                                                    ============

REPRESENTED BY:

   Paid-in capital                                                  $   974,317
   Accumulated undistributed net investment income                       15,143
   Accumulated net realized gain on investments                          52,286
   Net unrealized appreciation of investments                           216,108
   Net unrealized depreciation on foreign currency translations             (37)
                                                                    ------------
            Net assets applicable to capital shares outstanding     $ 1,257,817
                                                                    ============
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           46,084
                                                                    ============
   Net asset value, redemption price, and offering price per share  $     27.29
                                                                    ============


See accompanying notes to financial statements.









USAA CORNERSTONE STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 1999


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $958)              $   34,916
      Interest                                                           21,130
                                                                     -----------
         Total income                                                    56,046
                                                                     ----------

   Expenses:
      Management fees                                                    10,072
      Transfer agent's fees                                               2,828
      Custodian's fees                                                      584
      Postage                                                               295
      Shareholder reporting fees                                            184
      Trustees' fees                                                          4
      Registration fees                                                      81
      Professional fees                                                      31
      Other                                                                  30
                                                                     -----------
         Total expenses                                                  14,109
                                                                     -----------
            Net investment income                                        41,937
                                                                     -----------

Net realized and unrealized gain (loss) on investments and
   foreign currency:
   Net realized gain (loss) on:
      Investments                                                        88,403
      Foreign currency transactions                                        (311)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (151,418)
      Foreign currency translations                                         345
                                                                     -----------
            Net realized and unrealized loss                            (62,981)
                                                                     -----------
Decrease in net assets resulting from operations                     $  (21,044)
                                                                     ===========


See accompanying notes to financial statements.








USAA CORNERSTONE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,



                                                            1999         1998
                                                         -----------------------

From operations:
   Net investment income                                 $   41,937  $   37,298
   Net realized gain on investments                          88,403      89,325
   Net realized loss on foreign currency transactions          (311)       (314)
   Change in net unrealized appreciation/depreciation of:
      Investments                                          (151,418)     92,366
      Foreign currency translations                             345        (354)
                                                         -----------------------
      Increase (decrease) in net assets
         resulting from operations                          (21,044)    218,321
                                                         -----------------------
Distributions to shareholders from:
   Net investment income                                    (40,396)    (34,020)
                                                         -----------------------
   Net realized gains                                       (76,343)    (88,733)
                                                         -----------------------
From capital share transactions:
   Proceeds from shares sold                                151,031     222,386
   Shares issued for dividends reinvested                   114,177     120,534
   Cost of shares redeemed                                 (369,866)   (201,585)
                                                         -----------------------
      Increase (decrease) in net assets
         from capital share transactions                   (104,658)    141,335
                                                         -----------------------
Net increase (decrease) in net assets                      (242,441)    236,903
Net assets:
   Beginning of period                                    1,500,258   1,263,355
                                                         -----------------------
   End of period                                         $1,257,817  $1,500,258
                                                         =======================
Accumulated undistributed net investment income:
   End of period                                         $   15,143  $   14,632
                                                         =======================
Change in shares outstanding:
   Shares sold                                                5,602       7,618
   Shares issued for dividends reinvested                     4,163       4,304
   Shares redeemed                                          (13,876)     (6,906)
                                                         -----------------------
      Increase (decrease) in shares outstanding              (4,111)      5,016
                                                         =======================


See accompanying notes to financial statements.









USAA CORNERSTONE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,


                                                             1999       1998
                                                         -----------------------
From operations:
   Net investment income                                 $   41,937  $   37,298
   Net realized gain on investments                          88,403      89,325
   Net realized loss on foreign currency transactions          (311)       (314)
   Change in net unrealized appreciation/depreciation of:
      Investments                                          (151,418)     92,366
      Foreign currency translations                             345        (354)
                                                         -----------------------
      Increase (decrease) in net assets
         resulting from operations                          (21,044)    218,321
                                                         -----------------------
Distributions to shareholders from:
   Net investment income                                    (40,396)    (34,020)
                                                         -----------------------
   Net realized gains                                       (76,343)    (88,733)
                                                         -----------------------
From capital share transactions:
   Proceeds from shares sold                                151,031     222,386
   Shares issued for dividends reinvested                   114,177     120,534
   Cost of shares redeemed                                 (369,866)   (201,585)
                                                         -----------------------
      Increase (decrease) in net assets
         from capital share transactions                   (104,658)    141,335
                                                         -----------------------
Net increase (decrease) in net assets                      (242,441)    236,903
Net assets:
   Beginning of period                                    1,500,258   1,263,355
                                                         -----------------------
   End of period                                         $1,257,817  $1,500,258
                                                         =======================
Accumulated undistributed net investment income:
   End of period                                         $   15,143  $   14,632
                                                         =======================
Change in shares outstanding:
   Shares sold                                                5,602       7,618
   Shares issued for dividends reinvested                     4,163       4,304
   Shares redeemed                                          (13,876)     (6,906)
                                                         -----------------------
      Increase (decrease) in shares outstanding              (4,111)      5,016
                                                         =======================



See accompanying notes to financial statements.








USAA CORNERSTONE STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

May 31, 1999


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $7,000, to decrease accumulated undistributed net investment income by $719,000, and to increase accumulated net realized gain on investments by $726,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities. Amortization of market discounts on long-term securities is recognized as interest income upon disposition of the security to the extent there is a gain on disposition.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 1999.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended May 31, 1999, were $613.2 million and $809.1 million, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 1999, was $262.1 million and $46.0 million, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At May 31, 1999, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Buy:
--------------------------------------------------------------------------------
                         U.S. Dollar
 Exchange  Contracts to  Value as of   In Exchange     Unrealized    Unrealized
   Date      Receive       5/31/99   for U.S. Dollar  Appreciation  Depreciation
--------------------------------------------------------------------------------
 6/01/99       90           $ 14          $ 14            $ -            $ -
        South African Rand
--------------------------------------------------------------------------------
 6/01/99      388             62            62              -              -
        South African Rand
--------------------------------------------------------------------------------
 6/02/99      175            280           280              -              -
          British Pound
--------------------------------------------------------------------------------
 6/02/99      186            299           299              -              -
          British Pound
--------------------------------------------------------------------------------
                            $655          $655            $ -            $ -
================================================================================

Foreign Currency Contracts to Sell:
--------------------------------------------------------------------------------
                         U.S. Dollar
 Exchange  Contracts to  Value as of   In Exchange    Unrealized     Unrealized
   Date      Deliver       5/31/99   for U.S. Dollar  Appreciation  Depreciation
--------------------------------------------------------------------------------
 6/01/99     62,995         $521          $517            $ -            $(4)
           Japanese Yen
--------------------------------------------------------------------------------
 6/01/99       20             21            21              -              -
           Euro Currency
--------------------------------------------------------------------------------
 6/01/99       69             71            73              2              -
           Euro Currency
--------------------------------------------------------------------------------
 6/02/99       52             54            54              -              -
           Euro Currency
--------------------------------------------------------------------------------
                            $667          $665            $ 2            $(4)
================================================================================

(6) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the period ended May 31, 1999, was $28,000.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(8) YEAR 2000 (UNAUDITED)

Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:



                                                Year Ended May 31,
                            ----------------------------------------------------------
                                1999        1998        1997        1996        1995
                            ----------------------------------------------------------
Net asset value at
   beginning of period      $    29.89  $    27.96  $    25.47  $    22.63  $    23.24
Net investment income              .88         .77         .74         .73         .68
Net realized and
   unrealized
   gain (loss)                   (1.14)       3.78        3.37        3.18         .67
Distributions from net
   investment income              (.81)       (.72)       (.78)       (.74)       (.58)
Distributions of realized
   capital gains                 (1.53)      (1.90)       (.84)       (.33)      (1.38)
                            -----------------------------------------------------------
Net asset value at
   end of period            $    27.29  $    29.89  $    27.96  $    25.47  $    22.63
                            ===========================================================
Total return (%) *                (.74)      17.15       16.94       17.79        6.43
Net assets at end of
   period (000)             $1,257,817  $1,500,258  $1,263,355  $1,035,844  $  874,587
Ratio of expenses to
   average
   net assets (%)                 1.05        1.01        1.06        1.15        1.13
Ratio of net investment
   income to average
   net assets (%)                 3.12        2.64        2.88        3.06        3.16
Portfolio turnover (%)           46.27       32.73       35.14       36.15       33.17

* Assumes reinvestment of all dividend income and capital gain distributions during the period.








TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777